DERIVATIVES - Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pretax change in accumulated other comprehensive income (loss)
Total gain (loss) recognized in AOCI	$ (898)	$ 2,655	$ 729
Other revenue	1,165	420	1,448
Net interest revenue	42,494	44,751	48,128
Cash flow hedges expected to be reclassified within 12 months	$ 614
Maximum length of time hedged in cash flow hedge	10 years
Interest rate contracts
Pretax change in accumulated other comprehensive income (loss)
Total gain (loss) recognized in AOCI	$ (847)	2,670	746
Foreign exchange contracts
Pretax change in accumulated other comprehensive income (loss)
Total gain (loss) recognized in AOCI	(51)	(15)	(17)
Cash flow hedges
Pretax change in accumulated other comprehensive income (loss)
Net interest revenue	(1,969)	1,925	1,120
Amount of gain (loss) reclassified from AOCI to earnings | Cash flow hedges
Pretax change in accumulated other comprehensive income (loss)
Other revenue	(4)	(4)	(7)
Net interest revenue	1,075	734	(384)
Amount of gain (loss) reclassified from AOCI to earnings | Cash flow hedges | Interest rate contracts
Pretax change in accumulated other comprehensive income (loss)
Other revenue	0	0	0
Net interest revenue	1,075	734	(384)
Amount of gain (loss) reclassified from AOCI to earnings | Cash flow hedges | Foreign exchange contracts
Pretax change in accumulated other comprehensive income (loss)
Other revenue	(4)	(4)	(7)
Net interest revenue	$ 0	$ 0	$ 0